Derivative Warrant Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
October 31, 204
Share Price	$1.39
Exercise Price	$1.077-$1.60
Expected life	3.43-4.21 years
Risk-free interest rate	4.13-4.14%
Dividend yield	0.00%
Expected volatility	143.59-147.59%

Schedule of Changes in the Warrant Liability	The following table presents the changes in the warrant liability during the period:
Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(562,879)
Changes in fair value of warrants	(707,802)
Balance as of October 31, 2024	$3,519,702